Income Taxes - Schedule of Reconciliation of Differences of Statutory and Effective Tax Expenses (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Reconciliation of Differences of Statutory and Effective Tax Expenses [Abstract]
Income before income tax	RM 4,330,710	$ 1,067,728	RM 7,629,677	RM 11,522,418
Tax calculated at tax rate of 24%	1,039,370	256,255	1,831,122	2,765,380
Tax effect on non-taxable income	(482,780)	(119,029)	(5,616)	(407,101)
Tax effect of contract liabilities taxed upon receipt	2,255,554	556,103
Tax effect on non-deductible expenses	639,125	157,576	1,019,494	877,063
Income tax expenses	RM 3,451,269	$ 850,905	RM 2,845,000	RM 3,235,342